Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes

The loss before income taxes of the Company for the years ended December 31, 2025 and 2024 were comprised of the following:

	For the years ended December 31,
	2025	2024
Tax jurisdictions from:
- Local	$(385,358)	$(208,993)
- Foreign, representing:
Hong Kong	(11,588)	(49,665)
British Virginia Island (non-taxable jurisdiction)	(4,850)	(2,550)
Labuan, Malaysia (non-taxable jurisdiction)	3,016	(81,873)
Malaysia	438,447	300,104
Income/(Loss) before income taxes	$39,667	$(42,977)

Schedule of Provision For Income Taxes

Provision for income taxes consisted of the following:

	For the years ended December 31
	2025	2024
Current:
- Local	$-	$-
- Foreign	$(159,940)	$(118,991)

Deferred tax assets:
- Local	$-	$-
- Foreign	$-	$324

Deferred tax liabilities:
- Local	$-	$-
- Foreign	$8,212	$4,991

Income tax payable:
- Local	$-	$-
- Foreign	$71,269	$60,483

Tax assets:
- Local	$-	$-
- Foreign	$99,094	$280,354

Schedule of Reconciliation of Income Taxes Expenses

The following table summarizes a reconciliation of the Company’s income taxes expenses:

	For the years ended December 31,
	2025	2024
Computed expected expenses	(21)%	21%
Effect of foreign tax rate difference	(38)%	(66)%
Valuation allowances	(391)%	(278)%
Others	54%	46%
Effective tax rate	(396)%	(277)%

	For the years ended December 31,
	2025	2024
Statutory federal income tax rate	21%	21%
Computed expected expenses	$(8,330)	$9,025
Effect of foreign tax rate difference	(15,016)	(28,219)
Valuation allowances	(155,031)	(119,339)
Others	21,343	19,542
Income tax expense	$(157,034)	$(118,991)
Deferred tax expense	(2,906)	-
Total income tax expense	$(159,940)	$(118,991)

Schedule of Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2025 and 2024:

	As of December 31, 2025	As of December 31, 2024
Deferred tax assets:

Net operating losses carry forwards
- United States of America	$276,948	$196,022
- Hong Kong	13,642	9,717
- British Virgin Islands	-	-
- Labuan, Malaysia	-	-
- Malaysia	95,557	111,704
Total deferred tax assets	$386,147	$317,443
Less: valuation allowance	(386,147)	(317,443)
Deferred tax assets, net of valuation allowance	$-	$-